Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings Per Share (Eps)

43.	EARNINGS PER SHARE (“EPS”)

Basic EPS is calculated by dividing net income by weighted average number of common shares outstanding (Unit: Korean Won in millions except for EPS and number of shares):

	For the years ended December 31
	2015	2016	2017
Net income attributable to common shareholders	1,059,157	1,261,266	1,512,148
Dividends to hybrid securities	(183,320)	(206,515)	(167,072)
Net income attributable to common shareholders	875,837	1,054,751	1,345,076
Weighted average number of common shares outstanding	673 million shares	673 million shares	673 million shares
Basic Earnings Per Share	1,301	1,567	1,999

Diluted EPS is equal to basic EPS because there is no dilution effect for the year ended December 31, 2015, 2016 and 2017.